Goldman Sachs Absolute Return Tracker Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Absolute Return Tracker Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,148
Expense Example, with Redemption, 10 Years	1,876
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,228
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	984
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,114
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,686
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 972